Employee Benefit Plans (Summary Of Current Allocation Percentages Of Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Horizon Defined Benefit Plan [Member] [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Horizon Defined Benefit Plan [Member] [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	58.00%
Allowable-Allocation Range, Minimum	40.00%
Allowable-Allocation Range, Maximum	100.00%
Percentage of Plan Assets	53.00%	39.00%
Horizon Defined Benefit Plan [Member] [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	40.00%
Percentage of Plan Assets	28.00%	36.00%
Horizon Defined Benefit Plan [Member] [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	2.00%
Allowable-Allocation Range, Minimum	3.00%
Allowable-Allocation Range, Maximum	10.00%
Percentage of Plan Assets	7.00%	25.00%
Horizon Defined Benefit Plan [Member] [Member] | Other Securites [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	10.00%
Allowable-Allocation Range, Minimum	0.00%
Allowable-Allocation Range, Maximum	15.00%
Percentage of Plan Assets	12.00%	0.00%
Community Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%
Community Defined Benefit Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	30.00%
Percentage of Plan Assets	26.00%
Community Defined Benefit Plan [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	75.00%
Allowable-Allocation Range, Minimum	70.00%
Allowable-Allocation Range, Maximum	80.00%
Percentage of Plan Assets	74.00%